Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000014042_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000014042_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000014042_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000014129_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000014129_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000014129_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000014035_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014035_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000014035_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,156
C000014035_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,761
C000014035_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,814
C000014035_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,701
C000014035_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 11,789
C000014035_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 12,553
C000014035_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 12,542
C000014035_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 11,098
C000014035_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 10,965
C000014035_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765
C000014035_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000014035_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000014035_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000014045_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000014045_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000014045_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000014032_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014032_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014032_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,156
C000014032_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,761
C000014032_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,814
C000014032_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,701
C000014032_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,789
C000014032_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,553
C000014032_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,542
C000014032_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,098
C000014032_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,965
C000014032_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000014032_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000014032_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000014032_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000203455_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000203455_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000203455_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.61%
C000204997_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000204997_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000204997_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.72%
C000132104_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000132104_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000132104_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,156
C000132104_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,761
C000132104_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,814
C000132104_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,701
C000132104_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,789
C000132104_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,553
C000132104_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,542
C000132104_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,098
C000132104_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,965
C000132104_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765
C000132104_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000132104_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000132104_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000014044_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000014044_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000014044_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000014046_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000014046_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000014046_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000204996_0_LG_BBIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000204996_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204996_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,086
C000204996_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,804
C000204996_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,794
C000204996_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,436
C000204996_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,311
C000204996_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,064	$ 11,064	$ 11,064	$ 11,064	$ 11,064
C000204996_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000204996_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000204996_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.72%
C000014036_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014036_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014036_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,156
C000014036_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,761
C000014036_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,814
C000014036_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,701
C000014036_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,789
C000014036_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,553
C000014036_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,542
C000014036_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,098
C000014036_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,965
C000014036_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000014036_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000014036_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000014036_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000014034_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014034_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014034_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,156
C000014034_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,761
C000014034_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,814
C000014034_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,701
C000014034_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,789
C000014034_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,553
C000014034_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,542
C000014034_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,098
C000014034_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,965
C000014034_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000014034_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.30%
C000014034_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.04%)
C000014034_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.64%
C000014042_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000014042_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,600
C000014042_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,832
C000014042_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,175
C000014042_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,231
C000014042_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,116
C000014042_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,797
C000014042_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,281
C000014042_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,251
C000014042_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,079
C000014042_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,789
C000014042_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,496	$ 10,496	10,496	$ 10,496	$ 10,496
C000014042_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. MBS Index
C000014042_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014042_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,266
C000014042_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,670
C000014042_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,756
C000014042_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,698
C000014042_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,454
C000014042_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,974
C000014042_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,953
C000014042_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,790
C000014042_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,564
C000014042_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,352	11,352	11,352	11,352	$ 11,352
C000014042_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014042_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014042_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,156
C000014042_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,761
C000014042_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,814
C000014042_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,701
C000014042_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,789
C000014042_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,553
C000014042_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,542
C000014042_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,098
C000014042_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,965
C000014042_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000014042_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.94%
C000014042_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.37%)
C000014042_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.49%
C000014042_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.23%
C000014042_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.56%)
C000014042_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.90%
C000014042_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.46%
C000014042_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.18%)
C000014042_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.28%
C000014129_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Mortgage Securities Fund
C000014129_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014129_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,268
C000014129_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,672
C000014129_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,768
C000014129_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,675
C000014129_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,442
C000014129_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,995
C000014129_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,008
C000014129_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,797
C000014129_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,515
C000014129_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,324	$ 11,324	11,324	$ 11,324	$ 11,324
C000014129_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. MBS Index
C000014129_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014129_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,266
C000014129_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,670
C000014129_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,756
C000014129_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,698
C000014129_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,454
C000014129_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,974
C000014129_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,953
C000014129_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,790
C000014129_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,564
C000014129_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,352	11,352	11,352	11,352	$ 11,352
C000014129_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014129_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014129_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,156
C000014129_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,761
C000014129_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,814
C000014129_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,701
C000014129_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,789
C000014129_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,553
C000014129_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,542
C000014129_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,098
C000014129_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,965
C000014129_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000014129_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.70%
C000014129_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.21%)
C000014129_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.25%
C000014129_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.46%
C000014129_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.18%)
C000014129_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.28%
C000014035_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000014035_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,725
C000014035_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,766
C000014035_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,043
C000014035_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,152
C000014035_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,100
C000014035_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,687
C000014035_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,165
C000014035_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,209
C000014035_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,453
C000014035_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,678
C000014035_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,466	$ 11,466	11,466	$ 11,466	$ 11,466
C000014035_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Limited Term Composite Index℠
C000014035_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014035_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,112
C000014035_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,423
C000014035_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,582
C000014035_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,568
C000014035_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,244
C000014035_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,810
C000014035_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,920
C000014035_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,202
C000014035_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,405
C000014035_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,263	12,263	12,263	12,263	$ 12,263
C000014035_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014035_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014035_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,127
C000014035_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,368
C000014035_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,464
C000014035_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,419
C000014035_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,040
C000014035_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,562
C000014035_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,599
C000014035_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,922
C000014035_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,051
C000014035_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,788	$ 11,788	11,788	$ 11,788	$ 11,788
C000014035_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.43%
C000014035_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.85%
C000014035_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.38%
C000014035_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.39%
C000014035_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.42%
C000014035_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.66%
C000014035_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.52%
C000014035_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.75%
C000014035_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.06%
C000014035_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000014035_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.32%
C000014035_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.66%
C000014045_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000014045_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,600
C000014045_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,824
C000014045_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,166
C000014045_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,222
C000014045_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,107
C000014045_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,795
C000014045_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,268
C000014045_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,247
C000014045_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,069
C000014045_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,781
C000014045_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,488	$ 10,488	10,488	$ 10,488	$ 10,488
C000014045_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. MBS Index
C000014045_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014045_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,266
C000014045_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,670
C000014045_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,756
C000014045_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,698
C000014045_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,454
C000014045_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,974
C000014045_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,953
C000014045_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,790
C000014045_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,564
C000014045_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,352	11,352	11,352	11,352	$ 11,352
C000014045_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014045_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014045_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,156
C000014045_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,761
C000014045_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,814
C000014045_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,701
C000014045_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,789
C000014045_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,553
C000014045_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,542
C000014045_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,098
C000014045_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,965
C000014045_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000014045_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.93%
C000014045_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.38%)
C000014045_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.48%
C000014045_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.22%
C000014045_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.58%)
C000014045_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.89%
C000014045_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.46%
C000014045_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.18%)
C000014045_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.28%
C000014032_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000014032_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,725
C000014032_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,775
C000014032_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,043
C000014032_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,162
C000014032_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,111
C000014032_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,691
C000014032_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,179
C000014032_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,223
C000014032_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,466
C000014032_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,682
C000014032_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,481	$ 11,481	11,481	$ 11,481	$ 11,481
C000014032_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Limited Term Composite Index℠
C000014032_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014032_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,112
C000014032_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,423
C000014032_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,582
C000014032_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,568
C000014032_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,244
C000014032_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,810
C000014032_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,920
C000014032_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,202
C000014032_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,405
C000014032_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,263	12,263	12,263	12,263	$ 12,263
C000014032_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014032_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014032_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,127
C000014032_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,368
C000014032_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,464
C000014032_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,419
C000014032_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,040
C000014032_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,562
C000014032_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,599
C000014032_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,922
C000014032_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,051
C000014032_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,788	$ 11,788	$ 11,788	$ 11,788	$ 11,788
C000014032_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.53%
C000014032_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.87%
C000014032_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.39%
C000014032_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.48%
C000014032_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.44%
C000014032_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.67%
C000014032_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.52%
C000014032_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.75%
C000014032_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.06%
C000014032_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000014032_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.32%
C000014032_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.66%
C000203455_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Investment Grade Securitized Fund
C000203455_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000203455_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,008
C000203455_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,791
C000203455_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,361
C000203455_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,397
C000203455_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,270
C000203455_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,093	$ 10,093	$ 10,093	$ 10,093	10,093
C000203455_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Securitized Index
C000203455_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000203455_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,016
C000203455_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,745
C000203455_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,241
C000203455_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,237
C000203455_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,145
C000203455_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,947	9,947	$ 9,947	9,947	9,947
C000203455_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000203455_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000203455_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,014
C000203455_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,033
C000203455_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,747
C000203455_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,737
C000203455_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,386
C000203455_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,262	$ 10,262	$ 10,262	10,262	10,262
C000203455_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.25%
C000203455_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.25%
C000203455_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.48%
C000203455_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.55%
C000203455_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.09%)
C000203455_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.12%
C000204997_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000204997_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204997_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,782
C000204997_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,305
C000204997_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,333
C000204997_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,196
C000204997_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,948
C000204997_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,713	$ 10,713	$ 10,713	10,713	10,713
C000204997_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. MBS Index
C000204997_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204997_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,771
C000204997_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,260
C000204997_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,240
C000204997_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,146
C000204997_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,934
C000204997_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,675	10,675	$ 10,675	10,675	10,675
C000204997_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000204997_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204997_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,086
C000204997_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,804
C000204997_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,794
C000204997_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,436
C000204997_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,311
C000204997_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,064	$ 11,064	$ 11,064	11,064	$ 11,064
C000204997_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.70%
C000204997_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.13%)
C000204997_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.17%
C000204997_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.46%
C000204997_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.18%)
C000204997_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.11%
C000132104_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Limited Term Bond Fund
C000132104_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000132104_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,083
C000132104_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,391
C000132104_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,537
C000132104_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,526
C000132104_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,162
C000132104_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,706
C000132104_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,788
C000132104_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,028
C000132104_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,290
C000132104_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,170	$ 12,170	12,170	12,170	$ 12,170
C000132104_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Limited Term Composite Index℠
C000132104_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000132104_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,112
C000132104_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,423
C000132104_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,582
C000132104_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,568
C000132104_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,244
C000132104_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,810
C000132104_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,920
C000132104_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,202
C000132104_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,405
C000132104_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,263	12,263	12,263	12,263	$ 12,263
C000132104_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000132104_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000132104_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,127
C000132104_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,368
C000132104_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,464
C000132104_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,419
C000132104_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,040
C000132104_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,562
C000132104_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,599
C000132104_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,922
C000132104_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,051
C000132104_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,788	$ 11,788	11,788	$ 11,788	$ 11,788
C000132104_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.80%
C000132104_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.74%
C000132104_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.98%
C000132104_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.52%
C000132104_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.75%
C000132104_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.06%
C000132104_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000132104_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.32%
C000132104_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.66%
C000014044_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000014044_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014044_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,159
C000014044_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000014044_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,416
C000014044_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,222
C000014044_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,839
C000014044_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,228
C000014044_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,121
C000014044_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							9,875
C000014044_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,591
C000014044_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,284	$ 10,284	10,284	$ 10,284	$ 10,284
C000014044_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. MBS Index
C000014044_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014044_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,266
C000014044_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,670
C000014044_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,756
C000014044_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,698
C000014044_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,454
C000014044_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,974
C000014044_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,953
C000014044_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,790
C000014044_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,564
C000014044_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,352	11,352	11,352	11,352	$ 11,352
C000014044_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014044_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014044_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,156
C000014044_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,761
C000014044_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,814
C000014044_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,701
C000014044_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,789
C000014044_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,553
C000014044_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,542
C000014044_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,098
C000014044_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,965
C000014044_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	11,765	$ 11,765	$ 11,765
C000014044_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.42%
C000014044_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.34%)
C000014044_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.28%
C000014044_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.42%
C000014044_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.34%)
C000014044_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.28%
C000014044_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.46%
C000014044_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.18%)
C000014044_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.28%
C000014046_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000014046_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014046_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,264
C000014046_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,662
C000014046_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,744
C000014046_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,654
C000014046_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,418
C000014046_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,957
C000014046_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,976
C000014046_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,757
C000014046_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,467
C000014046_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,265	$ 11,265	11,265	$ 11,265	$ 11,265
C000014046_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. MBS Index
C000014046_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014046_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,266
C000014046_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,670
C000014046_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,756
C000014046_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,698
C000014046_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,454
C000014046_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,974
C000014046_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,953
C000014046_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,790
C000014046_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,564
C000014046_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,352	11,352	11,352	11,352	$ 11,352
C000014046_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014046_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014046_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,156
C000014046_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,761
C000014046_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,814
C000014046_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,701
C000014046_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,789
C000014046_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,553
C000014046_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,542
C000014046_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,098
C000014046_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,965
C000014046_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,765	$ 11,765	$ 11,765	$ 11,765	$ 11,765
C000014046_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.62%
C000014046_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.27%)
C000014046_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.20%
C000014046_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.46%
C000014046_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.18%)
C000014046_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.28%
C000204996_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000204996_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204996_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,618
C000204996_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,145
C000204996_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,234
C000204996_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,519
C000204996_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,776
C000204996_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,622	$ 11,622	$ 11,622	$ 11,622	11,622
C000204996_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Limited Term Composite Index℠
C000204996_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204996_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,650
C000204996_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,185
C000204996_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,290
C000204996_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,610
C000204996_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,802
C000204996_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,615	11,615	$ 11,615	11,615	11,615
C000204996_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000204996_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000204996_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,616
C000204996_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,117
C000204996_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,153
C000204996_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,502
C000204996_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,626
C000204996_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,335	$ 11,335	$ 11,335	11,335	$ 11,335
C000204996_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.85%
C000204996_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.82%
C000204996_NoLoadClassMember_2023-09-01_2024-08-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.57%
C000204996_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.52%
C000204996_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.75%
C000204996_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.56%
C000204996_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000204996_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.32%
C000204996_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.14%
C000014036_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000014036_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014036_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,078
C000014036_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,390
C000014036_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,531
C000014036_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,506
C000014036_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,136
C000014036_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,673
C000014036_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,749
C000014036_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,986
C000014036_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,244
C000014036_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,120	$ 12,120	12,120	12,120	$ 12,120
C000014036_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Limited Term Composite Index℠
C000014036_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014036_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,112
C000014036_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,423
C000014036_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,582
C000014036_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,568
C000014036_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,244
C000014036_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,810
C000014036_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,920
C000014036_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,202
C000014036_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,405
C000014036_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,263	12,263	12,263	12,263	$ 12,263
C000014036_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014036_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014036_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,127
C000014036_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,368
C000014036_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,464
C000014036_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,419
C000014036_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,040
C000014036_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,562
C000014036_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,599
C000014036_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,922
C000014036_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,051
C000014036_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,788	$ 11,788	11,788	$ 11,788	$ 11,788
C000014036_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.80%
C000014036_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.71%
C000014036_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.94%
C000014036_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.52%
C000014036_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.75%
C000014036_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.06%
C000014036_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000014036_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.32%
C000014036_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.66%
C000014034_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000014034_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014034_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,965
C000014034_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,169
C000014034_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,201
C000014034_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,071
C000014034_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,575
C000014034_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,962
C000014034_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,920
C000014034_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,103
C000014034_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,311
C000014034_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,082	$ 11,082	11,082	$ 11,082	$ 11,082
C000014034_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Limited Term Composite Index℠
C000014034_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000014034_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,112
C000014034_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,423
C000014034_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,582
C000014034_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,568
C000014034_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,244
C000014034_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,810
C000014034_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,920
C000014034_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,202
C000014034_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,405
C000014034_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,263	12,263	12,263	12,263	$ 12,263
C000014034_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000014034_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000014034_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,127
C000014034_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,368
C000014034_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,464
C000014034_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 10,419
C000014034_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 11,040
C000014034_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,562
C000014034_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 11,599
C000014034_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 10,922
C000014034_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 11,051
C000014034_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,788	$ 11,788	$ 11,788	$ 11,788	$ 11,788
C000014034_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.67%
C000014034_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.63%
C000014034_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.03%
C000014034_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000014034_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.63%
C000014034_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.03%
C000014034_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.52%
C000014034_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.75%
C000014034_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.06%
C000014034_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.67%
C000014034_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.32%
C000014034_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.66%